Key Management Personnel	12 Months Ended
Jun. 30, 2026
Key Management Personnel [Abstract]
Key Management Personnel
28.	Key Management Personnel

(a)	Key management personnel compensation

	2026 $’000	2025 $’000	2024 $’000
Short-term employee benefits	2,536	2,118	1,531
Post-employment benefits	85	90	55
Termination benefits	–	–	865
Share based payments	1,448	1,215	–
Total key management personnel compensation	4,069	3,423	2,451

(b)	Transactions with key management personnel

There were no transactions with key management personnel during the reporting period (2025 and 2024: Nil).

(c)	Transactions with key management personnel related entities

During the year, the Company was charged $379,286 by entities controlled or jointly controlled by key management personnel for services provided in their capacity as Directors of the Company (2025: $279,236; 2024: $215,719). These transactions were conducted on normal commercial terms and have been included in key management personnel compensation in the table above.

No amounts were owed by the Group to key management personnel related entities as at 30 June 2026 (2025: $56,135).

(d)	Loans to key management personnel

There were no loans (either receivable or payable) with any key management personnel as at 30 June 2026 (2025: Nil).